BlackRock FundsSM

Circle Reserve Fund

(the “Fund” )

Supplement dated March 7, 2023 to the Prospectus of the Fund, dated September 1, 2022, as supplemented to date

Effective immediately, any references to the Fund’s P.O. Box are deleted and replaced with:

P.O. Box 534402

Pittsburgh, Pennsylvania 15253-4402

Effective immediately, any references to a Fund’s overnight mailing address are deleted and replaced with:

BlackRock Funds

Circle Reserve Fund

Attention: 534402

500 Ross Street 154-0520

Pittsburgh, Pennsylvania 15262

Shareholders should retain this Supplement for future reference.

PRO-CRF-0323SUP